Income taxes (Details Narrative)	Dec. 31, 2023 USD ($)
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 14,896,960
State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 11,456,916